Stock-Based Compensation - Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan (Detail) - AUD	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Options outstanding Number	104,027	511,780	1,099,276
Options outstanding, weighted average exercise price	AUD 7.22	AUD 8.17	AUD 8.11
Options outstanding, aggregate intrinsic value	AUD 1,106,360
Options exercisable, Number	104,027
Options exercisable, aggregate intrinsic value	AUD 1,106,360
Weighted Average Exercise Price 6.38 [Member]
Exercise Price	AUD 6.38
Options outstanding Number	60,527
Options outstanding, Weighted average remaining life	1 year 8 months 12 days
Options outstanding, weighted average exercise price	AUD 6.38
Options outstanding, aggregate intrinsic value	AUD 694,850
Options exercisable, Number	60,527
Options exercisable weighted average exercise price	AUD 6.38
Options exercisable, aggregate intrinsic value	AUD 694,850
Weighted Average Exercise Price 8.40 [Member]
Exercise Price	AUD 8.40
Options outstanding Number	43,500
Options outstanding, Weighted average remaining life	7 months 6 days
Options outstanding, weighted average exercise price	AUD 8.40
Options outstanding, aggregate intrinsic value	AUD 411,510
Options exercisable, Number	43,500
Options exercisable weighted average exercise price	AUD 8.40
Options exercisable, aggregate intrinsic value	AUD 411,510